Contract and Contribution Payable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total		$ 150,000	$ 234,125
Less: current portion	$ (100,000)	(150,000)	(134,125)
Long-term portion			100,000
Contribution payable [Member]
Total			28,125
Contract payable [Member]
Total		150,000	200,000
Contract for option agreement [Member]
Total			$ 6,000